Basis Of Presentation And General Information Non Vessel Owning Subsidiaries (Table) (Details)	9 Months Ended
Sep. 30, 2012
Camelia Navigation S.A. [Member]
Non-Vessel Owning Subsidiaries [Line Items]
Date of Incorporation	Nov. 15, 2006
Explorer Shipholding Limited [Member]
Non-Vessel Owning Subsidiaries [Line Items]
Date of Incorporation	Nov. 15, 2006
Epic Investments Inc. [Member]
Non-Vessel Owning Subsidiaries [Line Items]
Date of Incorporation	Dec. 21, 2006
Opera Navigation Co. [Member]
Non-Vessel Owning Subsidiaries [Line Items]
Date of Incorporation	Dec. 21, 2006
Ovation Services Ltd. [Member]
Non-Vessel Owning Subsidiaries [Line Items]
Date of Incorporation	Sep. 16, 2009
Letitia Shipping Limited [Member]
Non-Vessel Owning Subsidiaries [Line Items]
Date of Incorporation	May 04, 2010
Ardelia Navigation Ltd. [Member]
Non-Vessel Owning Subsidiaries [Line Items]
Date of Incorporation	Jun. 15, 2010
Eridanus Trading Co. [Member]
Non-Vessel Owning Subsidiaries [Line Items]
Date of Incorporation	Jul. 01, 2010
Delphis Shipping S.A. [Member]
Non-Vessel Owning Subsidiaries [Line Items]
Date of Incorporation	Feb. 07, 2011